SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and Segment reporting (Details)	12 Months Ended
	Mar. 31, 2022 segment	Mar. 31, 2021
Foreign currency translation
Year-end RMB	6.3393	6.5518
Year average RMB	6.4180	6.7834
Number of operating segments	2
Number of reportable segments	2